Commitments and Contingencies - Summary of Quantitative Information About the Company's Operating Leases (Details) - USD ($)			6 Months Ended
	Dec. 31, 2020	Dec. 23, 2020	Jun. 30, 2021
Lease cost
Operating lease cost			$ 83,000
Variable lease cost			0
Total operating lease expense	$ 847,000	$ 1,100,000	83,000
Operating cash flows from operating leases			70,000
Right-of-use assets obtained in exchange for operating lease liabilities			$ 4,166,000
Weighted-average remaining lease term – operating leases (years)			4 years 6 months
Weighted-average discount rate – operating leases			8.00%